Bank borrowings (Tables)	12 Months Ended
Dec. 31, 2025
ZHEJIANG TIANLAN [Member]
Schedule of bank borrowings
	December 31,
	2025	2024
	RMB’000	RMB’000

Bank loans borrowed by the Company (note i)	10,007	1,001
Bank loans borrowed by subsidiaries of the Company (note ii)	5,004	5,005

	15,011	6,006